FINANCIAL RISK MANAGEMENT - CREDIT RISK - VALUATION PROVISIONS OF ACCOUNTS RECEIVABLE AND AGING ANALYSIS OF ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CREDIT RISK
Financial assets	$ 118.0	$ 124.4
Credit risk
CREDIT RISK
Accounts receivable to related parties	18.0	16.7
Credit risk | Accounts Receivable
CREDIT RISK
Financial assets	581.8	658.7
Bad debt write-offs	3.6	4.2	$ 4.0
Total impact on the consolidated statement of loss and other comprehensive income and loss from bad debt write-offs and the change in the receivable reserve	2.4	3.6	$ 0.7
Credit risk | Accounts Receivable | Not due
CREDIT RISK
Financial assets	485.8	585.5
Credit risk | Accounts Receivable | 1-30 days overdue
CREDIT RISK
Financial assets	55.3	39.1
Credit risk | Accounts Receivable | 31-60 days overdue
CREDIT RISK
Financial assets	18.5	16.1
Credit risk | Accounts Receivable | 61-90 days overdue
CREDIT RISK
Financial assets	9.1	4.6
Credit risk | Accounts Receivable | 91-120 days overdue
CREDIT RISK
Financial assets	3.4	1.2
Credit risk | Accounts Receivable | more than 120 days overdue
CREDIT RISK
Financial assets	9.7	12.2
Credit risk | Accounts Receivable | Gross carrying amount
CREDIT RISK
Financial assets	598.0	676.0
Credit risk | Accounts Receivable | Gross carrying amount | Not due
CREDIT RISK
Financial assets	489.0	590.0
Credit risk | Accounts Receivable | Gross carrying amount | 1-30 days overdue
CREDIT RISK
Financial assets	56.4	40.1
Credit risk | Accounts Receivable | Gross carrying amount | 31-60 days overdue
CREDIT RISK
Financial assets	19.8	17.0
Credit risk | Accounts Receivable | Gross carrying amount | 61-90 days overdue
CREDIT RISK
Financial assets	9.7	4.9
Credit risk | Accounts Receivable | Gross carrying amount | 91-120 days overdue
CREDIT RISK
Financial assets	3.9	1.4
Credit risk | Accounts Receivable | Gross carrying amount | more than 120 days overdue
CREDIT RISK
Financial assets	19.2	22.6
Credit risk | Accounts Receivable | Reserve
CREDIT RISK
Financial assets	(16.2)	(17.3)
Credit risk | Accounts Receivable | Reserve | Not due
CREDIT RISK
Financial assets	(3.2)	(4.5)
Credit risk | Accounts Receivable | Reserve | 1-30 days overdue
CREDIT RISK
Financial assets	(1.1)	(1.0)
Credit risk | Accounts Receivable | Reserve | 31-60 days overdue
CREDIT RISK
Financial assets	(1.3)	(0.9)
Credit risk | Accounts Receivable | Reserve | 61-90 days overdue
CREDIT RISK
Financial assets	(0.6)	(0.3)
Credit risk | Accounts Receivable | Reserve | 91-120 days overdue
CREDIT RISK
Financial assets	(0.5)	(0.2)
Credit risk | Accounts Receivable | Reserve | more than 120 days overdue
CREDIT RISK
Financial assets	$ (9.5)	$ (10.4)